Financial and capital risk management - Sensitivity analysis of derivative financial instruments (Details) bbl in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) bbl	Dec. 31, 2021 USD ($) bbl	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Financial settlement inflows outflows	$ (83)	$ (197)	$ (34)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(83)	(461)
Financial settlement inflows outflows	(61)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(19)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(83)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(430)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(777)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(83)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(133)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(189)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(83)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(123)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(162)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	430
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	777
Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(50)	(130)
Financial settlement inflows outflows	(37)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(50)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(99)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(148)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(50)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(56)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(61)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(50)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(60)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(68)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	99
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	148
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Tjlp Interest Rate Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(50)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Tjlp Interest Rate Decrease [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(56)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Tjlp Interest Rate Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(63)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(63)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(140)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(217)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(63)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(74)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(86)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(63)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Interest Rate Increase [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(79)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(95)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation 1 [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	140
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	217
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Ipca Index Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(63)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Ipca Index Decrease [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(72)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Ipca Index Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(80)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	318	(62)
Financial settlement inflows outflows	37
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	318
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(573)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1,463)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	318
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	230
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	136
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	318
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	146
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(13)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	573
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	1,463
Forward contract [member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	82	(4)
Financial settlement inflows outflows	127
Forward contract [member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	82
Forward contract [member] | Risk Brazilian Real Depreciation [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(85)
Forward contract [member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(253)
Forward contract [member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	82
Forward contract [member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	72
Forward contract [member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	62
Forward contract [member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	82
Forward contract [member] | Risk Brazilian Interest Rate Increase [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	65
Forward contract [member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	48
Forward contract [member] | Risk Brazilian Real Depreciation 1 [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	85
Forward contract [member] | Risk Brazilian Real Depreciation 1 [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	253
Bunker Oil Call Options Bought [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 74	$ 7
Notional amount per barrel | bbl	22,600,500	762,000
Average strike per ton	100
Financial settlement inflows outflows	$ 14
Value at risk	45
Bunker Oil Call Options Bought [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	74
Bunker Oil Put Options Sold [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (51)	$ (2)
Notional amount per barrel | bbl	22,600,500	762,000
Average strike per ton	66
Value at risk	$ 10
Bunker Oil Put Options Sold [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(51)
Bunker Oil Forwards Contract Bought [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (1)	$ 1
Notional amount per barrel | bbl	2,085	330
Average strike per ton	13,765
Financial settlement inflows outflows	$ (5)
Value at risk	2
Bunker Oil Forwards Contract Bought [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(1)
Forward Freight [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	22	$ 6
Financial settlement inflows outflows	9
Value at risk	57
Forward Freight [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	22
Bunker Crude Oil Options [Member] | Risk Bunker Oil Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	23
Bunker Crude Oil Options [Member] | Risk Bunker Oil Price Decrease [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(183)
Bunker Crude Oil Options [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(548)
Protected Item Part Of Costs Linked To Fuel Oil Prices [Member] | Risk Bunker Oil Price Decrease [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	183
Protected Item Part Of Costs Linked To Fuel Oil Prices [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	548
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1)
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(7)
Forwards Frieght [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(14)
Protected Item Part Of Costs Linked To Bunker Oil Prices [Member] | Risk Bunker Oil Price Decrease [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	7
Protected Item Part Of Costs Linked To Bunker Oil Prices [Member] | Risk Bunker Oil Price Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 14